RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries	$ 916	$ 927	$ 963
Directors fees	261	171	184
Key Management Compensation	2,136	1,646	1,172
Management [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	907	393	13
Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	$ 52	$ 155	$ 12